Cash Flow Statements Reconciliation - Summary of Cash Flow Statements Reconciliation (Details) (Paranthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash Flow Statement Reconciliation [Abstract]
Interest expense on DFA includes amounts to related parties	$ 32,793	$ 24,699	$ 13,462